Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (2,371)	$ (2,853)	$ (10,740)	$ (13,168)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation of property and equipment	28	25	106	102
Loss on legal settlement			2,211
Insurance recovery related to legal settlement			(1,335)
Interest income and unrealized gains from marketable securities, net		(27)	(160)	(12)
Loss on disposal of property and equipment			2	5
Share-based compensation	453	412	1,394	1,752
Changes in assets and liabilities:
Prepaid expenses and other assets	(389)	140	672	13
Other payables and accrued liabilities	(376)	(900)	(683)	(241)
Insurance recovery related to legal settlement and legal expenses received in cash	1,335
Legal settlement paid in cash	(1,100)
Net cash flows used in operating activities	(2,420)	(3,203)	(8,533)	(11,549)
Investing activities:
Short term deposit		3	3	(3)
Purchases of property and equipment	(14)		(33)	(84)
Proceeds from maturities of marketable securities	2,500	2,518	9,164
Purchases of marketable securities	(5,120)	(638)	(10,060)	(3,749)
Proceeds from sales of a marketable securities	1,350	1,000	2,899
Net cash flows provided by (used in) investing activities	(1,284)	2,883	1,973	(3,836)
Financing activities:
Issuance of common stock and warrants, net of issuance costs	2,397		6,558	4,324
Net cash flows provided by financing activities	2,397		6,558	4,324
Decrease in cash, cash equivalents and restricted cash	(1,307)	(320)	(2)	(11,061)
Cash, cash equivalents and restricted cash at beginning of period	2,517	2,519	2,519	13,580
Cash, cash equivalents and restricted cash at end of period	1,210	2,199	2,517	2,519
Supplemental disclosure of cash flow information:
Cash received from interest	40	35	130	51
Right-of-use assets obtained in exchange for lease liabilities	37	12	$ 50	$ 103
Supplemental disclosure of non-cash investing and financing activities:
Legal settlement settled through issuance of common stock	1,111
Accrued bonus settled through grant of stock-option awards	$ 76